Fair Value Measurements - Summary of Significant Inputs Used to Measure the Fair Value of Level 3 Earnout Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Fair value as of December 31, 2022	$ 33,833
Loss from change in fair value	13,853
Settlement	(6,586)
Fair value as of December 31, 2023	41,100
Private Placement Warrants
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Fair value as of December 31, 2022	1,723
Loss from change in fair value	4,863
Settlement	(6,586)
Earnout Liability
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Fair value as of December 31, 2022	32,110
Loss from change in fair value	8,990
Fair value as of December 31, 2023	$ 41,100